Financial Assets Held for Trading (Details) - Schedule of instruments deemed as financial trading investments - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Chilean Central Bank and Government securities
Total	$ 73,347	$ 133,718
Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Total	68,649	132,246
Other Chilean securities [Member]
Chilean Central Bank and Government securities
Total	4,698	1,472
Foreign financial securities [Member]
Chilean Central Bank and Government securities
Total
Investments in mutual funds [Member]
Chilean Central Bank and Government securities
Total
Chilean Central Bank Bonds [Member] | Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Total	713	419
Chilean Central Bank Notes [Member] | Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Total
Other Chilean Central Bank and Government securities [Member] | Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Total	67,936	131,827
Time deposits in Chilean financial institutions [Member] | Other Chilean securities [Member]
Chilean Central Bank and Government securities
Total
Mortgage finance bonds of Chilean financial institutions [Member] | Other Chilean securities [Member]
Chilean Central Bank and Government securities
Total
Chilean financial institution bonds [Member] | Other Chilean securities [Member]
Chilean Central Bank and Government securities
Total
Chilean corporate bonds [Member] | Other Chilean securities [Member]
Chilean Central Bank and Government securities
Total	4,698	1,472
Other Chilean securities [Member] | Other Chilean securities [Member]
Chilean Central Bank and Government securities
Total
Foreign Central Banks and Government securities [Member] | Foreign financial securities [Member]
Chilean Central Bank and Government securities
Total
Other foreign financial instruments [Member] | Foreign financial securities [Member]
Chilean Central Bank and Government securities
Total
Funds managed by related entities [Member] | Investments in mutual funds [Member]
Chilean Central Bank and Government securities
Total
Funds managed by others [Member] | Investments in mutual funds [Member]
Chilean Central Bank and Government securities
Total